Business Combination (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 29, 2021	Jun. 30, 2021	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Business Acquisition [Line Items]
Repayment of notes payable			$ 53,000						$ 4,700	$ 4,700
Number of eligible earnout shares							350,000	3,000
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Minority interest percent							20.00%
Global Gaming Enterprises, Inc. [Member]
Business Acquisition [Line Items]
Minority interest percent		20.00%
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Gross acquirees							$ 13,215,842
Global Gaming Enterprises, Inc. [Member]
Business Acquisition [Line Items]
Purchase price of ownership		$ 13,215,843
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Ownership interest percent							80.00%
Medios Electronics [Member]
Business Acquisition [Line Items]
Ownership interest percent		80.00%
S A P Ide C V [Member]
Business Acquisition [Line Items]
Ownership interest percent		80.00%
Juega Lotto [Member]
Business Acquisition [Line Items]
Ownership interest percent		80.00%
Global Gaming Enterprises, Inc. [Member]
Business Acquisition [Line Items]
Ownership interest percent		80.00%
Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares								150,000
Common Stock [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares							87,500
Number of shares issued for acquisition				50,000	50,000
AutoLotto [Member] | Series B Convertible Notes [Member]
Business Acquisition [Line Items]
Convertible Notes nayable	$ 63,800,000
Auto Lotto LLC [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	488,225
Gross proceeds	$ 42,794,000
Business acquisition, transaction costs	9,460,000
Repayments of debt	11,068,000
Repayment of notes payable	5,475,000
Accrued underwriter fees	$ 5,593,000
Conversion of stock, shares issued	488,225
Payment of accrued underwriter fees	$ 5,593,000
Auto Lotto LLC [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	3.0058
Auto Lotto LLC [Member] | Common Stock [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares	300,000
Auto Lotto LLC [Member] | Series B Convertible Notes [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	164,426
Convertible Notes nayable	$ 63,800,000
Global Gaming Enterprises, Inc. [Member]
Business Acquisition [Line Items]
Acquisition percentage		100.00%
Purchase price		$ 10,989,691
Cash		$ 517,460
Number of shares issued for acquisition		687,439
Shares price		$ 0.67
Acquisition percentage		100.00%
Exchange rate pesos		22.0848
Cash		$ 10,530,000
Consideration transferred		10,055,214
Purchase price of ownership		$ 13,215,843
Medios Electronicos [Member]
Business Acquisition [Line Items]
Acquisition percentage		80.00%
Global Gaming [Member]
Business Acquisition [Line Items]
Purchase price							$ 10,055,214
S And Mi Ltd Acquisition [Member]
Business Acquisition [Line Items]
Acquisition percentage											100.00%
Preferred stock, dividend rate						$ 0.7616
Purchase price						$ 1,000,000
Cash				$ 0		0
Purchase price of ownership				$ 326,406		$ 326,406
AutoLotto [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	3.0058
Preferred stock, dividend rate							$ 22.0848
Purchase price							$ 10,989,691
Cash							$ 10,530,000
Number of shares issued for acquisition							687,439
AutoLotto [Member] | Global Gaming [Member]
Business Acquisition [Line Items]
Shares price							$ 0.67
TDAC Founders [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares								100,000
TDAC Founders [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition	200,000							100,000
TDAC Founders [Member] | Common Stock [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares	200,000
Auto Lotto LLC [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition	300,000							150,000